Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Summary of income tax expense/(benefit)
A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2014	2013	2012
Current tax expense:
Federal	$22,046	22,612	19,122
State	2,386	2,531	1,879
Total current tax expense	24,432	25,143	21,001
Deferred tax expense (benefit)	2,964	(1,426)	1,440
Total income tax expense	$27,396	23,717	22,441

Tax effects of temporary differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013, are as follows:

	December 31,
(dollars in thousands)	2014	2013
	Deductible	Deductible
	temporary	temporary
	differences	differences
Benefits and deferred remuneration	$(3,885)	$(4,256)
Difference in reporting the allowance for loan losses, net	21,006	22,774
Other income or expense not yet reported for tax purposes	2,325	3,008
Depreciable assets	(1,040)	(1,309)
Other items	-	1,153
Net deferred tax asset at end of year	18,406	21,370
Net deferred tax asset at beginning of year	21,370	19,944

Deferred tax expense (benefit)	$2,964	$(1,426)

Effective income tax rate
The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	Years ended December 31,
	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0	35.0
Increase/(decrease) in taxes resulting from:
Tax exempt income	(0.1)	(0.3)	(0.7)
State income tax (including alternative minimum tax),net of federal tax benefit	2.7	2.3	2.3
Other items	0.7	0.3	0.8
Effective income tax rate	38.3%	37.3	37.4

Reconciliation of unrecognized tax benefits
For the years ended December 31, 2014 and 2013 the unrecognized tax benefits and change in those unrecognized tax benefits from the beginning of the year are as follows:

(dollars in thousands)

Balance as of January 1, 2013	$213

Change in unrecognized tax reserve	-

Balance as of December 31, 2013	$213

Change in unrecognized tax reserve	-

Balance as of December 31, 2014	$213